Consolidated Statement of Income (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenues	10,575	9,920	9,028
Operating expenses
Labor and fringe benefits	2,182	1,952	1,812
Purchased services and material	1,351	1,248	1,120
Fuel	1,619	1,524	1,412
Depreciation and amortization	980	924	884
Equipment rents	275	249	228
Casualty and other	295	338	276
Total operating expenses	6,702	6,235	5,732
Operating income	3,873	3,685	3,296
Interest expense	(357)	(342)	(341)
Other income	73	315	401
Income before income taxes	3,589	3,658	3,356
Income tax expense	(977)	(978)	(899)
Net income	2,612	2,680	2,457
Earnings per share abstract
Basic (in dollars per share)	3.10	3.08	2.72
Diluted (in dollars per share)	3.09	3.06	2.70
Weighted-average number of shares
Basic (in shares)	843.1	871.1	902.2
Diluted (in shares)	846.1	875.4	908.9